Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Summary of movements of goodwill and intangible assets
The below table summarizes the movements of goodwill and other intangible assets in 2024.

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total

Cost
January 1, 2024	8,926	2,980	918	5,369	6,204	5,960	810	22,241
Impact of business combinations	20	—	—	—	75	—	—	75
Additions	—	—	45	—	32	—	130	207
Disposals and derecognitions(1)	—	—	—	(21)	(82)	—	(44)	(147)
December 31, 2024	8,946	2,980	963	5,348	6,229	5,960	896	22,376

Accumulated amortization
January 1, 2024	—	—	(179)	(5,309)	(4,186)	(3,099)	(408)	(13,181)
Amortization charge	—	—	—	(32)	(378)	(239)	(94)	(743)
Disposals and derecognitions(1)	—	—	—	21	79	—	44	144
Impairment charges	—	—	(9)	—	—	—	—	(9)
December 31, 2024	—	—	(188)	(5,320)	(4,485)	(3,338)	(458)	(13,789)
Net book value at December 31, 2024	8,946	2,980	775	28	1,744	2,622	438	8,587
(1)     Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use. The current year period also includes currently marketed products divested as described in Note 21.3.
The below table summarizes the allocation of the net book values of goodwill and other intangible assets by reportable segment at December 31, 2024.

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total
Surgical	4,564	—	562	28	581	2,622	271	4,064
Vision Care	4,382	—	213	—	1,163	—	167	1,543
Not allocated to segments	—	2,980	—	—	—	—	—	2,980
Net book value at December 31, 2024	8,946	2,980	775	28	1,744	2,622	438	8,587
The below table summarizes the movements of goodwill and other intangible assets in 2023.

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total

Cost
January 1, 2023	8,926	2,980	920	5,369	6,189	5,960	720	22,138
Impact of asset acquisitions	—	—	—	—	—	—	2	2
Additions	—	—	—	—	19	—	96	115
Disposals and derecognitions(1)	—	—	(2)	—	(4)	—	(8)	(14)
December 31, 2023	8,926	2,980	918	5,369	6,204	5,960	810	22,241

Accumulated amortization
January 1, 2023	—	—	(181)	(5,278)	(3,809)	(2,861)	(320)	(12,449)
Amortization charge	—	—	—	(31)	(381)	(238)	(95)	(745)
Disposals and derecognitions(1)	—	—	2	—	4	—	7	13
December 31, 2023	—	—	(179)	(5,309)	(4,186)	(3,099)	(408)	(13,181)
Net book value at December 31, 2023	8,926	2,980	739	60	2,018	2,861	402	9,060
(1)     Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use.
The below table summarizes the allocation of the net book values of goodwill and other intangible assets by reportable segment at December 31, 2023.

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total
Surgical	4,544	—	564	60	534	2,861	241	4,260
Vision Care	4,382	—	175	—	1,484	—	161	1,820
Not allocated to segments	—	2,980	—	—	—	—	—	2,980
Net book value at December 31, 2023	8,926	2,980	739	60	2,018	2,861	402	9,060

Assumptions used in calculations for the recoverable amounts of goodwill and intangible assets
The following assumptions were used in the calculations for the recoverable amounts of goodwill and the Alcon brand name at December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
(As a percentage)	Surgical	Vision Care	Surgical	Vision Care
Terminal growth rate	3.0	3.0	3.0	3.0
Discount rate (post-tax)	8.5	8.0	9.0	8.75

Intangible asset impairment charges	The below table shows the intangible asset impairment charges in 2024, 2023 and 2022.

($ millions)	2024	2023	2022
Surgical	(9)	—	(60)
Vision Care	—	—	(2)
Total	(9)	—	(62)